UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 08/31/2015

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 95.9%
Corporate — 3.2%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series B, 5.63%, 11/15/30	$1,000	$1,118,850
5.25%, 9/15/29	3,500	3,800,790
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,445	1,641,477
Series B, 5.60%, 11/01/34	1,000	1,124,770
Series D, 4.88%, 11/01/29	1,000	1,068,820

		8,754,707
County/City/Special District/School District — 19.0%
Carlstadt School District, GO, Refunding:
4.00%, 5/01/29	1,195	1,271,468
4.00%, 5/01/30	1,415	1,497,834
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,018,541
5.25%, 11/01/44	990	978,269
(AGM), 4.00%, 11/01/34	1,500	1,447,440
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/17 (a)	155	167,416
5.00%, 7/01/17 (a)	650	702,065
5.00%, 7/01/35	600	620,142
5.00%, 7/01/36	145	149,657
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	809,382
6.00%, 11/01/30	1,090	1,214,445
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	1,000	1,001,830
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,916,175
County of Hudson New Jersey, GO, Refunding, 4.00%, 12/01/30	2,645	2,870,539
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 1/01/46	3,900	4,239,534
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	$1,640	$1,681,459
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,250	1,316,863
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,213,260
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,037,450
New Jersey Health Care Facilities Financing Authority, Hunterdon Medical Center, LRB, Greystone Park Psychiatric Hospital Project, Series A:
5.00%, 9/15/29	2,000	2,102,600
(AGM), 3.50%, 9/15/31	750	718,793
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/16 (a)	75	77,803
5.00%, 7/01/31	300	332,004
5.00%, 7/01/45	2,650	2,884,525
5.00%, 7/01/46	3,025	3,081,537
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21 (c)	805	970,564
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,786,697
Township of Egg Harbor New Jersey School District, GO, Refunding (AGM), 5.75%, 7/15/25	2,000	2,549,880
Township of Franklin New Jersey Board of Education/Somerset County, GO, 3.00%, 2/01/31	4,350	4,196,445
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/31	2,445	2,726,493
5.00%, 7/15/32	350	389,449

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 2/15/36	$1,350	$1,537,447

		51,508,006
Education — 19.0%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University:
5.00%, 7/01/44	530	574,059
General Capital Improvement Projects, Series A, 5.00%, 7/01/34	1,855	2,060,256
General Capital Improvement Projects, Series A (AGM), 3.25%, 7/01/35	1,000	937,290
New Jersey EDA, RB:
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,250,760
School Facilities Construction (AGC), 5.50%, 12/15/18 (a)	965	1,105,803
School Facilities Construction (AGC), 5.50%, 12/15/34	535	589,725
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (a)	315	342,178
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (a)	185	200,847
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,119,350
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (b):
4.75%, 8/01/24	350	358,942
5.63%, 8/01/34	250	255,345
5.88%, 8/01/44	430	440,157
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A:
5.00%, 9/01/32	3,000	3,067,650
5.00%, 9/01/33	2,750	2,789,820
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,079,437
Georgian Court University, Series D, 5.00%, 7/01/33	500	525,610
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Kean University, Series A, 5.25%, 9/01/29	$1,705	$1,898,466
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,129,520
Kean University, Series H, 4.00%, 7/01/39	715	710,617
Montclair State University, Series A, 5.00%, 7/01/33	2,005	2,231,725
New Jersey City University, Series A, 5.00%, 7/01/40	1,000	1,090,780
Ramapo College, Series B, 5.00%, 7/01/42	560	605,506
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,370,950
The College of New Jersey, 3.50%, 7/01/31 (d)	1,000	956,010
The William Paterson University, Series C, 4.00%, 7/01/35	1,500	1,498,305
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	2,500	3,079,225
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,470,016
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,099,720
Series 1A, 5.00%, 12/01/25	75	79,029
Series 1A, 5.00%, 12/01/26	480	504,730
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,664,475
5.00%, 7/01/40	5,000	5,531,500
5.00%, 7/01/42	915	1,002,392
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,789,300

		51,409,495
Health — 16.9%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,879,989

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey EDA, Refunding RB:
Lions Gate Project, 4.88%, 1/01/29	$650	$660,868
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (a)	2,000	2,113,100
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (a)	600	633,930
New Jersey Health Care Facilities Financing Authority, RB:
Hunterdon Medical Center, Series A, 5.13%, 7/01/16 (a)	1,100	1,144,704
Hunterdon Medical Center, Series A, 5.25%, 7/01/16 (a)	750	781,260
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,830	1,939,891
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,646,457
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/39	1,150	1,262,631
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/43	1,535	1,681,086
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	920	1,053,198
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	4,003,322
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,555,851
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/36 (e)	7,360	2,589,837
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/37 (e)	7,000	2,336,390
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (c)	105	118,098
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,851,676
Holy Name Medical Center, 5.00%, 7/01/25	500	529,985
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Meridian Health System Obligated Group, 5.00%, 7/01/27	$1,500	$1,671,315
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,637,565
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,505,851
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,170	4,296,017
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,540	1,751,257
St. Barnabas Health Care, Series A, 5.00%, 7/01/24	1,000	1,131,280
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	498,240
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	230	226,359
Virtua Health, 5.00%, 7/01/29	285	321,585

		45,821,742
Housing — 2.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	285	295,722
Series U, AMT, 4.90%, 10/01/27	940	957,531
Series U, AMT, 4.95%, 10/01/32	235	239,108
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,816,103
4.38%, 12/01/33	2,515	2,644,673

		5,953,137
State — 11.7%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (e)	10,000	7,790,900

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
Garden State Preservation Trust, RB (AGM) (concluded):
CAB, Series B, 0.00%, 11/01/27 (e)	$4,135	$2,839,422
Election of 2005, Series A, 5.80%, 11/01/15 (a)	1,000	1,009,470
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,151,051
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (e)	1,675	1,425,877
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,390,800
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,011,200
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,106,160
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	985	1,144,619
School Facilities Construction (AGC), 6.00%, 12/15/34	15	17,073
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,065,709
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (e)	2,000	1,726,360
Cigarette Tax, 5.00%, 6/15/22	1,700	1,876,698
Cigarette Tax, 5.00%, 6/15/29	640	673,018
Lions Gate Project, 5.25%, 1/01/44	370	376,845
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,040,630
5.25%, 6/15/30	1,110	1,147,218
Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	$1,000	$1,068,370

		31,861,420
Transportation — 21.0%
Delaware River Joint Toll Bridge Commission, Refunding RB, 4.00%, 7/01/34	1,830	1,873,316
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,071,725
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,670,520
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
(AGM), 5.13%, 7/01/42	1,000	1,076,440
5.13%, 1/01/39	1,000	1,082,320
5.38%, 1/01/43	905	969,273
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35	1,510	1,580,396
Series A, 5.00%, 1/01/31	3,785	4,286,777
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,236,760
Series C (NPFGC), 6.50%, 1/01/16	355	362,306
Series I, 5.00%, 1/01/35	2,500	2,759,350
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (e)	10,000	3,715,100
CAB, Transportation System, Series A, 0.00%, 12/15/35 (e)	8,900	2,719,395
CAB, Transportation System, Series A, 0.00%, 12/15/38 (e)	10,000	2,506,800
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (e)	4,870	1,757,388
Series B, 5.25%, 6/15/26	1,500	1,578,030
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,076,200

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A, 6.00%, 6/15/35	$3,185	$3,512,768
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,973,826
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,123,270
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,213,120
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,010,420
Special Project, JFK International Air Terminal LLC Special Project, Series 8, 6.00%, 12/01/42	1,000	1,162,340
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37	4,700	4,830,660
177th Series, 3.50%, 7/15/37	1,000	943,720
178th Series, 5.00%, 12/01/43	285	311,331
186th Series, 5.00%, 10/15/44	3,000	3,280,050
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	312,889
5.00%, 11/01/29	295	311,889
5.00%, 11/01/32	440	464,130
5.00%, 11/01/33	250	262,740
5.00%, 11/01/34	250	263,323
5.00%, 11/01/39	1,500	1,564,905

		56,863,477
Utilities — 2.9%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	500	558,470
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities (concluded)
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 9/01/28	$1,355	$1,512,776
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 8/01/21 (c)(e)	5,000	4,483,450
Passaic Valley Water Commission, RB, Water Supply, Series A, 6.00%, 12/15/24	1,195	1,361,643

		7,916,339
Total Municipal Bonds in New Jersey		260,088,323

Puerto Rico — 0.5%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,210	1,272,884
Total Municipal Bonds — 96.4%		261,361,207

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 4.6%
County/City/Special District/School District — 2.5%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	6,840,099
Transportation — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	5,001	5,125,804

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$495	$535,862

		5,661,666
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.6%		12,501,765
Total Long-Term Investments (Cost — $257,984,637) — 101.0%		273,862,972
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.01% (h)(i)	3,344,513	$3,344,513
Total Short-Term Securities (Cost — $3,344,513) — 1.2%		3,344,513
Total Investments (Cost — $261,329,150*) — 102.2%		277,207,485
Other Assets Less Liabilities — 0.5%		1,147,914
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.7)%		(7,233,588)

Net Assets — 100.0%		$271,121,811

* As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$254,457,662

Gross unrealized appreciation		$17,563,679
Gross unrealized depreciation		(2,045,010)

Net unrealized appreciation		$15,518,669

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.

(h)	During the period ended August 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at August 31, 2015	Income
BIF New Jersey Municipal Money Fund	4,942,792	(1,598,279)	3,344,513	$141

(i)	Represents the current yield as of report date.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(160)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	$20,330,000	$29,074

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

As of August 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$273,862,972	—	$273,862,972
Short-Term Securities	$3,344,513	—	—	3,344,513

Total	$3,344,513	$273,862,972	—	$277,207,485

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$29,074	—	—	$29,074
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$216,000	—	—	$216,000
Liabilities:
TOB Trust Certificates	—	$(7,231,154)	—	(7,231,154)

Total	$216,000	$(7,231,154)	—	$(7,015,154)

During the period ended August 31, 2015, there were no transfers between levels.

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 86.6%
Corporate — 11.8%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$5,225	$5,250,968
County of Bradford Pennsylvania IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	1,000	1,007,950
County of Delaware Pennsylvania IDA, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,750,968
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	5,000	5,009,250
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,993,747
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	11,000	11,505,230
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,340,560
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	10,838,200
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	304,110
Pennsylvania Economic Development Financing Authority, Refunding RB:
Amtrak Project, Series A, 5.00%, 11/01/41	1,510	1,607,078
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,660,551
National Gypson Co., AMT, 5.50%, 11/01/44	1,355	1,389,701

		51,658,313
County/City/Special District/School District — 10.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,423,213
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A (concluded):
5.00%, 5/01/42	$5,900	$6,122,961
Bethlehem Area School District, GO, Series A:
5.00%, 8/01/34	2,390	2,688,129
5.00%, 8/01/35	1,790	2,006,912
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	585	587,229
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	825	879,615
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	1,950	2,110,855
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,820,000
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (b)	5	5,739
6.00%, 9/01/18 (b)	95	109,134
6.00%, 9/01/18 (b)	5	5,744
6.00%, 9/01/18 (b)	5	5,744
6.00%, 9/01/38	6,490	7,234,857
Philipsburg-Osceola Pennsylvania Area School District, GO, (AGM), 5.00%, 4/01/41	1,235	1,278,682
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,526,503
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	2,715	2,959,051
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	5,980	6,736,530

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Township of Falls Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	$2,115	$2,326,500

		45,827,398
Education — 20.2%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	653,648
5.00%, 8/15/25	765	859,554
5.00%, 8/15/26	760	853,936
County of Chester Pennsylvania IDA, Refunding RB, Renaissance Academy Charter, 5.00%, 10/01/34	340	358,646
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,073,290
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	2,700	3,164,832
6.38%, 1/01/39	300	344,097
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,802,467
Villanova University, 5.25%, 12/01/31	600	674,316
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,833,141
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,510,074
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,529,185
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,709,720
University of the Sciences Philadelphia, 5.00%, 11/01/31	1,095	1,230,451
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
5.00%, 9/01/45	$3,000	$3,264,870
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,830,724
La Salle University, 5.00%, 5/01/37	1,595	1,674,176
La Salle University, 5.00%, 5/01/42	2,655	2,761,227
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,425	1,598,722
Thomas Jefferson University, 4.00%, 3/01/37	755	763,501
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18 (b)	5,000	5,617,800
Widener University, Series A, 5.25%, 7/15/33	2,420	2,646,367
Widener University, Series A, 5.50%, 7/15/38	365	401,387
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	11,174,700
Series A, 5.00%, 8/15/28	5,045	5,470,747
Series A, 5.00%, 8/15/29	2,000	2,161,140
Philadelphia Authority for Industrial Development, Refunding RB, 5.00%, 4/01/45	3,330	3,656,773
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	765	793,550
5.00%, 7/01/35	630	658,337
5.00%, 7/01/45	450	462,294
5.00%, 7/01/47	1,180	1,217,866

		88,751,538
Health — 14.7%
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,919,958
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
5.00%, 1/01/38	5,400	5,717,574

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Cumberland Pennsylvania Municipal Authority, Refunding RB (concluded):
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	$2,540	$2,627,528
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,733,400
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,811,425
Health Center Masonic Village Project, 5.00%, 11/01/28	790	906,098
Health Center Masonic Village Project, 5.00%, 11/01/35	575	635,749
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,515,270
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	880	881,892
Series A-1, 6.25%, 11/15/29	480	540,168
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,483,238
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	955,341
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,014,400
Whitemarsh Continuing Care, 5.25%, 1/01/40	4,645	4,560,136
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	730	784,531
5.75%, 5/01/35	1,285	1,394,161
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Moon Industrial Development Authority, Refunding RB, 6.00%, 7/01/45	$4,000	$3,958,520
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,315,904
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (b)	6,000	6,978,240
Presbyterian Medical Center, 6.65%, 12/01/19 (c)	2,055	2,303,367
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	3,590	4,249,088
Southcentral General Authority, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	1,780	2,058,161
6.00%, 6/01/29	1,970	2,207,582

		64,551,731
Housing — 4.1%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	480	480,504
Pennsylvania HFA, RB:
S/F Mortgage, Series 114-C, 3.65%, 10/01/37	4,120	4,052,308
S/F Mortgage, Series 114-C, 3.70%, 10/01/42	7,530	7,194,313
Series 117B, 4.05%, 10/01/40 (d)	2,400	2,381,232
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 096-A, 4.70%, 10/01/37	1,360	1,368,949
Series 099-A, 5.15%, 4/01/38	2,295	2,407,088

		17,884,394

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State — 5.9%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	$3,420	$3,770,345
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 6/15/26	6,000	7,046,520
2nd Series A, 5.00%, 8/01/17 (b)	6,000	6,497,460
Pennsylvania Economic Development Financing Authority, Refunding RB:
PPL Energy Supply, Series A, 6.40%, 12/01/38 (d)	2,500	2,524,975
Unemployment Compensation, Series B, 5.00%, 7/01/23	800	803,200
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	5,000	5,261,900

		25,904,400
Transportation — 14.1%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,281,420
AMT (AGM), 5.00%, 6/15/32	9,500	9,892,255
AMT (AGM), 5.00%, 6/15/37	1,250	1,294,063
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	8,286,900
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (e)	6,740	1,900,545
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (e)	2,225	741,415
Sub-Series A, 6.00%, 12/01/16 (b)	1,200	1,283,904
Sub-Series A, 5.13%, 12/01/26	1,285	1,451,459
Pennsylvania Turnpike Commission, Refunding RB:
Series A-2, 0.52%, 12/01/17 (a)	4,475	4,454,012
Series A-2, 0.67%, 12/01/18 (a)	4,180	4,155,129
Sub-Series A-1, 5.25%, 12/01/45	4,730	5,269,220
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (concluded)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	$3,140	$3,479,622
5.00%, 6/01/29	4,155	4,583,796

		62,073,740
Utilities — 5.4%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,647,325
12th Series B (NPFGC), 7.00%, 5/15/20 (c)	890	1,025,885
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	1,200	1,357,212
5.00%, 8/01/31	900	1,012,266
5.00%, 8/01/32	1,200	1,342,212
5.00%, 8/01/33	600	666,342
5.00%, 8/01/34	1,050	1,162,413
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,593,303
Series C (AGM), 5.00%, 8/01/40	2,650	2,931,854
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	2,090	2,372,443
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,120,670
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,102,588
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,311,259

		23,645,772
Total Municipal Bonds in Pennsylvania		380,297,286

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	$1,760	$1,942,970
Total Municipal Bonds — 87.1%		382,240,256

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 23.3%
Education — 3.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	9,280	10,849,619
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,964,600

		15,814,219
Health — 11.5%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,386,400
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	8,176,160
Series A, 5.25%, 6/01/39	5,997	6,601,692
Series A-1, 5.13%, 6/01/41	12,570	13,837,936
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	9,380	10,371,466

		50,373,654
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	6,250	6,460,500

Municipal Bonds Transferred Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (concluded)
State — 6.7%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	$10,797	$12,016,303
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 6/01/44	5,000	5,497,500
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	11,000	12,091,640

		29,605,443
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.3%		102,253,816
Total Long-Term Investments (Cost — $450,959,524) — 110.4%		484,494,072

Short-Term Securities	Shares
BlackRock Pennsylvania Municipal Money Fund, Institutional Class, 0.01% (g)(h)	3,281,275	3,281,275
Total Short-Term Securities (Cost — $3,281,275) — 0.7%		3,281,275
Total Investments (Cost — $454,240,799) — 111.1%		487,775,347
Liabilities in Excess of Other Assets — (0.0)%		(158,764)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1)%		(48,638,162)

Net Assets — 100.0%		$438,978,421

* As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$405,951,305

Gross unrealized appreciation		$34,842,391
Gross unrealized depreciation		(1,644,994)

Net unrealized appreciation		$33,197,397

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended August 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at August 31, 2015	Income
BlackRock Pennsylvania Municipal Money Fund, Institutional Class	19,988,823	(16,707,548)	3,281,275	$388

(h)	Represents the current yield as of report date.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(185)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	$23,506,563	$33,616

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of August 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$484,494,072	—	$484,494,072
Short-Term Securities	$3,281,275	—	—	3,281,275

Total	$3,281,275	$484,494,072	—	$487,775,347

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$33,616	—	—	$33,616
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015	7

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$249,750	—	—	$249,750
Liabilities:
TOB trust certificates	—	$(48,626,645)	—	(48,626,645)

Total	$249,750	$(48,626,645)	—	$(48,376,895)

During the period ended August 31, 2015, there were no transfers between levels.

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 23, 2015